Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table. In accordance with Item 402(v) of Regulation S-K, we provide below the tabular disclosure for the Company’s CEO, Interim Co-CEOs, and the average of our NEOs other than the CEO or Interim Co-CEOs for 2022, 2021 and 2020.

	Summary Compensation Table Total for CEO			Compensation Actually Paid to CEO(5)					Value of Initial Fixed $100 Investment Based On:
Year	CEO(1)	Interim Co-CEO(2)	Interim Co-CEO(3)	CEO(1)	Interim Co-CEO(2)	Interim Co-CEO(3)	Average Summary Compen- sation Table Total for non-PEO NEOs(4)	Average Compen- sation Actually Paid to non-PEO NEOs(4)(6)	Company Total Share- holder Return	Peer Group Total Share- holder Return(7)	Net Loss ($ millions)	Adj. EBITDA ($ millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
2022	$11,015,886	$5,870,794	$5,571,750	$9,973,386	$1,770,482	$(2,504,541)	$1,751,936	$588,605	$38	$139	$(61)	$42
2021	$4,865,237	$4,347,241	$2,545,953	$(9,660,963)	$(3,840,720)	$(2,897,570)	$1,169,751	$(1,109,693)	$86	$194	$(95)	$11
2020	$7,442,542	$—	$—	$21,695,432	$—	$—	$3,625,753	$11,407,681	$191	$144	$(93)	$8

(1)
Reflects compensation amounts for our CEO, David Wagner for 2022, and our former CEO David Meredith for 2020 and 2021.
(2)
Reflects compensation amounts for our Interim Co-CEO, Patrick Brickley, for the years shown.
(3)
Reflects compensation amounts for our Interim Co-CEO, Vernon Irvin, for the years shown.
(4)
Reflects the average compensation amounts for our non-CEO NEOs in each year as follows: (i) for 2022: Phillip Huff, Elliot Mark, Bryan Barney, and Ajay Nigam; (ii) for 2021 Phillip Huff, Elliot Mark and Ajay Nigam; and (ii) for 2020: Patrick Brickley, Jamie Ellertson, Vernon Irvin, and Ajay Nigam.
(5)
To calculate CAP to the CEO and Interim Co-CEOs in columns (e), (f) and (g), the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total(a)	Additions to Summary Compensation Table Total (b)	Compensation Actually Paid
CEO
2022	$11,015,886	$(10,656,000)	$9,613,500	$9,973,386
2021	$4,865,237	$(4,375,033)	$(10,151,167)	$(9,660,963)
2020	$7,442,542	$(6,581,676)	$20,834,566	$21,695,432
Interim Co-CEO (Brickley)
2022	$5,870,794	$(4,999,991)	$899,679	$1,770,482
2021	$4,347,241	$(3,631,245)	$(4,556,716)	$(3,840,720)
Interim Co-CEO (Irvin)
2022	$5,571,750	$(4,999,991)	$(3,076,300)	$(2,504,541)
2021	$2,545,953	$(1,749,969)	$(3,693,554)	$(2,897,570)

(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year that Remained Outstanding and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in Compen- sation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) – (e) + (f)
CEO
2022	$8,134,500	$—	$1,479,000	$—	$—	$—	$9,613,500
2021	$2,446,805	$(12,826,016)	$—	$228,044	$—	$—	$(10,151,167)
2020	$6,136,616	$11,855,330	$706,860	$2,135,760	$—	$—	$20,834,566
Interim Co-CEO (Brickley)
2022	$3,742,404	$(1,171,896)	$—	$(1,670,829)	$—	$—	$899,679
2021	$1,863,377	$(4,712,851)	$—	$(1,707,242)	$—	$—	$(4,556,716)
Interim Co-CEO (Irvin)
2022	$—	$—	$—	$(1,373,756)	$(1,702,544)	$—	$(3,076,300)
2021	$978,676	$(4,929,612)	$—	$257,382	$—	$—	$(3,693,554)

(6)
To calculate CAP to the non-CEO NEOs in column (i) the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total for non-PEO NEOs	Deductions from Summary Compensation Table Total (a)	Additions to Summary Compensation Table Total (b)	Compensation Actually Paid to non-PEO NEOs
2022	$1,751,936	$(1,476,987)	$313,656	$588,605
2021	$1,169,751	$(743,752)	$(1,535,692)	$(1,109,693)
2020	$3,625,753	$(3,045,260)	$10,827,188	$11,407,681

(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in Compen- sation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) – (e) + (f)
2022	$956,998	$(201,308)	$83,276	$(213,063)	$(312,247)	$—	$313,656
2021	$415,931	$(1,886,034)	$—	$(65,589)	$—	$—	$(1,535,692)
2020	$4,606,523	$4,471,692	$750,009	$998,964	$—	$—	$10,827,188
(7)
Reflects TSR indexed to $100 for the S&P 500 Information Technology Index, which is an industry line peer group reported in the performance graph included in the Company’s Annual Report on Form 10-K for 2022, 2021 and 2020.
(8)
See Appendix A of this Proxy Statement for a reconciliation of Adjusted EBITDA to net loss, which is the most directly comparable financial measure calculated in accordance with GAAP.

Company Selected Measure Name	Adj. EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Reflects compensation amounts for our CEO, David Wagner for 2022, and our former CEO David Meredith for 2020 and 2021.
(2)
Reflects compensation amounts for our Interim Co-CEO, Patrick Brickley, for the years shown.
(3)
Reflects compensation amounts for our Interim Co-CEO, Vernon Irvin, for the years shown.
(4)
Reflects the average compensation amounts for our non-CEO NEOs in each year as follows: (i) for 2022: Phillip Huff, Elliot Mark, Bryan Barney, and Ajay Nigam; (ii) for 2021 Phillip Huff, Elliot Mark and Ajay Nigam; and (ii) for 2020: Patrick Brickley, Jamie Ellertson, Vernon Irvin, and Ajay Nigam.

Adjustment To PEO Compensation, Footnote [Text Block]
(5)
To calculate CAP to the CEO and Interim Co-CEOs in columns (e), (f) and (g), the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total(a)	Additions to Summary Compensation Table Total (b)	Compensation Actually Paid
CEO
2022	$11,015,886	$(10,656,000)	$9,613,500	$9,973,386
2021	$4,865,237	$(4,375,033)	$(10,151,167)	$(9,660,963)
2020	$7,442,542	$(6,581,676)	$20,834,566	$21,695,432
Interim Co-CEO (Brickley)
2022	$5,870,794	$(4,999,991)	$899,679	$1,770,482
2021	$4,347,241	$(3,631,245)	$(4,556,716)	$(3,840,720)
Interim Co-CEO (Irvin)
2022	$5,571,750	$(4,999,991)	$(3,076,300)	$(2,504,541)
2021	$2,545,953	$(1,749,969)	$(3,693,554)	$(2,897,570)

(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year that Remained Outstanding and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in Compen- sation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) – (e) + (f)
CEO
2022	$8,134,500	$—	$1,479,000	$—	$—	$—	$9,613,500
2021	$2,446,805	$(12,826,016)	$—	$228,044	$—	$—	$(10,151,167)
2020	$6,136,616	$11,855,330	$706,860	$2,135,760	$—	$—	$20,834,566
Interim Co-CEO (Brickley)
2022	$3,742,404	$(1,171,896)	$—	$(1,670,829)	$—	$—	$899,679
2021	$1,863,377	$(4,712,851)	$—	$(1,707,242)	$—	$—	$(4,556,716)
Interim Co-CEO (Irvin)
2022	$—	$—	$—	$(1,373,756)	$(1,702,544)	$—	$(3,076,300)
2021	$978,676	$(4,929,612)	$—	$257,382	$—	$—	$(3,693,554)

Non-PEO NEO Average Total Compensation Amount	$ 1,751,936	$ 1,169,751	$ 3,625,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 588,605	(1,109,693)	11,407,681
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)
To calculate CAP to the non-CEO NEOs in column (i) the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total for non-PEO NEOs	Deductions from Summary Compensation Table Total (a)	Additions to Summary Compensation Table Total (b)	Compensation Actually Paid to non-PEO NEOs
2022	$1,751,936	$(1,476,987)	$313,656	$588,605
2021	$1,169,751	$(743,752)	$(1,535,692)	$(1,109,693)
2020	$3,625,753	$(3,045,260)	$10,827,188	$11,407,681

(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in Compen- sation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) – (e) + (f)
2022	$956,998	$(201,308)	$83,276	$(213,063)	$(312,247)	$—	$313,656
2021	$415,931	$(1,886,034)	$—	$(65,589)	$—	$—	$(1,535,692)
2020	$4,606,523	$4,471,692	$750,009	$998,964	$—	$—	$10,827,188

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between CAP and TSR. The chart below reflects the relationship between the CEO, Co-Interim CEO, and average non-CEO NEO CAP versus our TSR and the Peer Group TSR.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and GAAP Net Loss. The chart below reflects the relationship between the CEO, Co-Interim CEO and average non-CEO NEO CAP and our GAAP Net Loss.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure). The chart below reflects the relationship between the CEO, Co-Interim CEO and average non-CEO NEO CAP and our Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
(7)
Reflects TSR indexed to $100 for the S&P 500 Information Technology Index, which is an industry line peer group reported in the performance graph included in the Company’s Annual Report on Form 10-K for 2022, 2021 and 2020.

Tabular List [Table Text Block]

Our Most Important Performance Measures Used for Linking Pay and Performance. As required by Item 402(v) of Regulation S-K, below are the most important performance measures our Committee used to link CAP to performance for 2022. The metrics below are used for purposes of determining payouts under our annual cash incentive and long-term PSU programs.

•
Adjusted EBITDA
•
Revenue

Adjusted EBITDA is the Company-selected measure included in the table and graphs that follow.

Total Shareholder Return Amount	$ 38	86	191
Peer Group Total Shareholder Return Amount	139	194	144
Net Income (Loss)	$ (61,000,000)	$ (95,000,000)	$ (93,000,000)
Company Selected Measure Amount	42,000,000	11,000,000	8,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	See Appendix A of this Proxy Statement for a reconciliation of Adjusted EBITDA to net loss, which is the most directly comparable financial measure calculated in accordance with GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
David Wagner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,015,886
PEO Actually Paid Compensation Amount	$ 9,973,386
PEO Name	David Wagner
David Meredith [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 4,865,237	$ 7,442,542
PEO Actually Paid Compensation Amount		$ (9,660,963)	$ 21,695,432
PEO Name		David Meredith	David Meredith
Patrick Brickley [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,870,794	$ 4,347,241
PEO Actually Paid Compensation Amount	$ 1,770,482	$ (3,840,720)
PEO Name	Patrick Brickley	Patrick Brickley
Vernon Irvin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,571,750	$ 2,545,953
PEO Actually Paid Compensation Amount	$ (2,504,541)	$ (2,897,570)
PEO Name	Vernon Irvin	Vernon Irvin
PEO [Member] | David Wagner [Member] | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,656,000)
PEO [Member] | David Wagner [Member] | Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,613,500
PEO [Member] | David Wagner [Member] | Year End Fair Value of Equity Awards Granted in the Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,134,500
PEO [Member] | David Wagner [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,479,000
PEO [Member] | David Meredith [Member] | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,375,033)	$ (6,581,676)
PEO [Member] | David Meredith [Member] | Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,151,167)	20,834,566
PEO [Member] | David Meredith [Member] | Year End Fair Value of Equity Awards Granted in the Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,446,805	6,136,616
PEO [Member] | David Meredith [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,826,016)	11,855,330
PEO [Member] | David Meredith [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			706,860
PEO [Member] | David Meredith [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		228,044	2,135,760
PEO [Member] | Patrick Brickley [Member] | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,999,991)	(3,631,245)
PEO [Member] | Patrick Brickley [Member] | Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	899,679	(4,556,716)
PEO [Member] | Patrick Brickley [Member] | Year End Fair Value of Equity Awards Granted in the Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,742,404	1,863,377
PEO [Member] | Patrick Brickley [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,171,896)	(4,712,851)
PEO [Member] | Patrick Brickley [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,670,829)	(1,707,242)
PEO [Member] | Vernon Irvin [Member] | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,999,991)	(1,749,969)
PEO [Member] | Vernon Irvin [Member] | Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,076,300)	(3,693,554)
PEO [Member] | Vernon Irvin [Member] | Year End Fair Value of Equity Awards Granted in the Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		978,676
PEO [Member] | Vernon Irvin [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,929,612)
PEO [Member] | Vernon Irvin [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,373,756)	257,382
PEO [Member] | Vernon Irvin [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,702,544)
Non-PEO NEO [Member] | Deductions from Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,476,987)	(743,752)	(3,045,260)
Non-PEO NEO [Member] | Additions to Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	313,656	(1,535,692)	10,827,188
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	956,998	415,931	4,606,523
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,308)	(1,886,034)	4,471,692
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,276		750,009
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(213,063)	$ (65,589)	$ 998,964
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (312,247)